MINERAL RIGHTS - Aurora Uranium Project (Details)								12 Months Ended
	Nov. 30, 2025 USD ($)	Nov. 26, 2025	Nov. 18, 2025 USD ($)	Jul. 14, 2025 item	May 18, 2025 USD ($)	Dec. 18, 2024 USD ($)	Nov. 18, 2024 USD ($) item lb	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)
MINERAL RIGHTS
Cash paid as consideration								$ 1,193,415	$ 70,000
Oregon Energy LLC
MINERAL RIGHTS
Ownership percentage acquired							100.00%
Aurora Uranium Project
MINERAL RIGHTS
Percentage of interests acquired							100.00%
Number of mining claims | item				361			365
NSR Royalty, percentage							1.00%
Consideration for half repurchase of NSR							$ 1,000,000
Consideration for full repurchase of NSR							2,000,000
Cash paid as consideration						$ 300,000
Value of common shares issued							16,000,000
Minimum amount raised in connection with Listing Event							6,800,000
Increase in value of common shares issued							$ 5,000,000
Percentage increase in the spot price							50.00%
Trading days							30 days
Extension term							6 months
Payments for extension					$ 300,000
Reimbursements made	$ 193,415
Reimbursements payable	$ 7,975							$ 7,975
Number of mining claims closed | item				4
Aurora Uranium Project | Maximum
MINERAL RIGHTS
Expenditure incurred			$ 500,000
Aurora Uranium Project | Mineral Resource of At Least 40 Million Pounds
MINERAL RIGHTS
Value of common shares issued							$ 20,000,000
Minimum volume of mineral resource | lb							40
Increase in value of common shares issued							$ 4,000,000
Aurora Uranium Project | Mineral Resource for Additional 1,000,000 Pound
MINERAL RIGHTS
Increase in value of common shares issued							$ 200,000
Additional volume of mineral resource | lb							1,000,000
Aurora Uranium Project | Mineral Resource for Additional 1,000,000 Pound | Maximum
MINERAL RIGHTS
Value of common shares issued							$ 21,000,000
Increase in value of common shares issued							$ 1,000,000
Aurora Uranium Project | First Six-Month Extension
MINERAL RIGHTS
Extension term					6 months		6 months
Payments for extension							$ 300,000
Expenditure incurred							$ 250,000
Aurora Uranium Project | Second Six-Month Extension
MINERAL RIGHTS
Extension term		225 days	6 months				6 months
Payments for extension			$ 400,000				$ 400,000
Expenditure incurred							$ 250,000